Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

24.        Inventories

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Raw materials	149,574	126,526	88,134
Work in progress	321,695	280,216	225,475
Finished goods	151,410	57,474	73,717
	622,679	464,216	387,326

The cost of inventories recognized as an expense (income) during the year in respect of inventory provision (reversal) was US$46.9 million (2016:  US$3.7 million and 2015:  US$(13.3) million).